Mortgage Loans on Real Estate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restaurant
Mortgage Loans on Real Estate [Line Items]
Balloon payment	$ 2.6
Automotive parts and service less than 3%
Mortgage Loans on Real Estate [Line Items]
Balloon payment	6.8
Restaurants less than 3%
Mortgage Loans on Real Estate [Line Items]
Balloon payment	$ 12.2